Trade other receivables - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables.
Trade and Other Receivables, Credit Loss Expense	$ 739	$ 102